Deposits from central banks and credit institutions	12 Months Ended
Dec. 31, 2017
Deposits from central banks and credit institutions
Deposits from central banks and credit institutions

20.   Deposits from central banks and credit institutions

The detail, by classification, counterparty, type and currency, of Deposits from central banks and Deposits from credit institutions in the consolidated balance sheets is as follows:

	Millions of euros
	2017	2016	2015

CENTRAL BANKS
Classification:
Financial liabilities held for trading	282	1,351	2,178
Financial liabilities designated at fair value through profit or loss	8,860	9,112	16,486
Financial liabilities at amortized cost	71,414	44,112	38,872
	80,556	54,575	57,536
Type:
Deposits on demand	5	5	5
Time deposits	78,801	46,278	41,872
Reverse repurchase agreements	1,750	8,292	15,659
	80,556	54,575	57,536

CREDIT INSTITUTIONS
Classification:
Financial liabilities held for trading	292	44	77
Financial liabilities designated at fair value through profit or loss	18,166	5,015	8,551
Financial liabilities at amortized cost	91,300	89,764	109,209
	109,758	94,823	117,837

Type:
Deposits on demand	6,444	4,220	4,526
Time deposits	54,159	61,321	71,244
Reverse repurchase agreements	49,049	29,277	42,064
Subordinated deposits	106	5	3
	109,758	94,823	117,837

Currency:
Euro	119,606	74,746	92,062
Pound sterling	14,820	12,237	5,961
U.S. dollar	33,259	40,514	48,586
Brazilian reais	16,485	16,537	16,410
Other currencies	6,144	5,364	12,354
	190,314	149,398	175,373

The increase in Deposits from central banks measured at amortized cost mainly relates to the Grupo Banco Popular acquisition in 2017 and the Group’s participation in the last years in the European Central Bank’s targeted longer-term refinancing operations (LTRO (Long-Term Refinancing Operation) and TLTROs (Targeted Long-Term Refinancing Operation)) for €58,550 million.

Note 51 contains a detail of the residual maturity periods of financial liabilities at amortized cost and of the related average interest rates.